Intangible assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets

(in thousands of euro)	Purchased licenses	Other intangible assets	In progress	Total

January 1, 2023	1,556	—	—	1,556
Acquisitions	—	—	—	—
Additional considerations(1)	2,000	—	—	2,000
Disposals	—	—	—	—
Amortizations(2)	(2,651)	—	—	(2,651)
Transfers	—	—	—	—

June 30, 2023	903	—	—	903

January 1, 2024	413	3	—	416
Acquisitions	—	—	—	—
Additional considerations	—	—	—	—
Disposals	—	—	—	—
Amortizations(2)	(294)	(3)	—	(297)
Transfers	—	—	—	—

June 30, 2024	119	—	—	119

(1) This amount corresponds to the additional invoice received from Orega Biotech for the rights relating to IPH5201 following the first patient dosed in the Phase 2 MATISSE clinical trial in June 2023, in accordance to the agreement signed in 2019. This additional invoice is fully amortized as of June 30, 2023 and paid on July 2023.
(2) As of June 30, 2024, this amount included the amortization of rights related to the monalizumab for an amount of €294 thousand. As of June 30, 2023, this amount includes the amortization of the additional payment made to Orega Biotech in 2023 for and amount of €2,000 thousand and the amortization of rights related to the monalizumab for an amount of €651 thousand.